CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 25,074	$ 5,640	$ (2,339)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Short term loan forgiveness	(454)	0	0
Share based compensation to employees	3,022	1,436	1,148
Depreciation	3,660	2,289	1,223
Net Loss from sale of fixed asset	5	27	0
Severance pay, net	(6)	(25)	74
Operating lease right-of-use asset	2,296	1,076	551
Increase in deferred tax assets	(5,681)
Increase in trade receivables, net	(18,652)	(330)	(383)
Operating lease long-term-liabilities	(2,196)	(1,125)	(466)
Increase in other accounts receivable, long-term receivable and prepaid expenses	(298)	(17)	(284)
Decrease (increase) in contract assets	(174)	513	(370)
Increase (decrease) in contract liabilities	242	36	(170)
Increase in inventories	(21,688)	(12,820)	(6,613)
Increase in trade payables	7,458	1,872	1,439
Increase in other accounts payable, accrued expenses, long-term liabilities and advances from customers	3,031	5,042	2,729
Net cash provided by (used in) operating activities	(4,361)	3,614	(3,461)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,170)	(4,853)	(4,092)
Construction-in-process	0	(94)	(459)
Equity investments in privately-held company	(3,000)
Disposal of discontinued operations	0	0	(526)
Increase (decrease) in long-term receivables and deposits	(24)	17	(56)
Net cash used in investing activities	(9,194)	(4,930)	(5,133)
Cash flows from financing activities:
Issuance of Ordinary shares, net	55,937	23,534	1,500
Short-term loan	0	504	0
Transaction with non-controlling interest	0	0	(534)
Net cash provided by financing activities from continuing operations	55,937	24,038	966
Increase (decrease) in cash and cash equivalents and restricted cash	42,382	22,722	(7,628)
Cash and cash equivalents & restricted cash at the beginning of the year	36,856	14,134	21,762
Cash and cash equivalents & restricted cash at the end of the year	79,238	36,856	14,134
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the year for: Income taxes	107	27	17
(b) Non-cash transactions
Transfer of inventory to property, plant and equipment	1,589	1,194	595
Purchase of property, plant and equipment in credit	1,826	1,068	572
Cash and cash equivalents	78,746	36,289	13,754
Restricted cash	$ 492	$ 567	$ 380